SCHEDULE OF DEFERRED TAX ASSET LIABILITY (Details) - USD ($)	Mar. 31, 2024	Mar. 31, 2023
Income Tax Disclosure [Abstract]
Share-based compensation		$ 928,525
Accruals and reserves not currently deductible	2	2
Impairment of investments and inventory	707,699	661,050
Other	99,294	215,542
Total deferred tax assets	806,995	1,805,119
Less: valuation allowance	(806,995)	(1,805,119)
Total deferred tax assets, net